Note 29 (Tables)	6 Months Ended
Jun. 30, 2021
Capital Base And Capital Management [Abstract]
Capital Ratios [Table Text Block]
The eligible capital instruments and the risk-weighted assets of the Group (phased-in) are shown below, calculated in accordance with the applicable regulation, considering the entities in scope required by such regulation, as of June 30, 2021 and December 31, 2020:

Capital ratios (phased-in)
	June 2021 (*)	December 2020
Eligible Common Equity Tier 1 capital (millions of Euros) (a)	43,903	42,931
Eligible Additional Tier 1 capital (millions of Euros) (b)	5,696	6,667
Eligible Tier 2 capital (millions of Euros) (c)	7,688	8,547
Risk Weighted Assets (millions of Euros) (d)	305,599	353,273
Common Tier 1 capital ratio (CET 1) (A)=(a)/(d)	14.37%	12.15%
Additional Tier 1 capital ratio (AT 1) (B)=(b)/(d)	1.86%	1.89%
Tier 1 capital ratio (Tier 1) (A)+(B)	16.23%	14.04%
Tier 2 capital ratio (Tier 2) (C)=(c)/(d)	2.52%	2.42%
Total capital ratio (A)+(B)+(C)	18.75%	16.46%
(*) Provisional data.
Leverage Ratio [Table Text Block]
The breakdown of the leverage ratio as of June 30, 2021 and 31 December 31, 2020, calculated according to CCR, is as follows:

Leverage ratio
	June 2021 (*)	December 2020
Tier 1 (millions of Euros) (a)	49,598	49,597
Exposure to leverage ratio (millions of Euros) (b)	665,415	741,095
Leverage ratio (a)/(b) (percentage)	7.45%	6.69%
(*) Provisional data